Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 8,708	$ 8,185
Add net unamortized fair value adjustments	424	444
Less net unamortized debt issue costs	77	(55)
Less current maturities	(508)	(1,000)
Less current net unamortized fair value adjustments	0	(1)
Add current portion of net unamortized debt issue costs	6	6
Current borrowings after current portion of net unamortized debt issuance	(502)	(995)
Non-current portion of non-current borrowings	$ 8,553	7,579
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.75%
Maturity	January 15, 2019
Debentures issued	$ 0	500
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.50%
Maturity	May 15, 2019
Debentures issued	$ 0	500
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.875%
Maturity	March 30, 2020
Debentures issued	$ 500	500
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.15%
Maturity	October 1, 2022
Debentures issued	$ 500	500
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.50%
Maturity	June 1, 2023
Debentures issued	$ 500	500
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.625%
Maturity	March 15, 2024
Debentures issued	$ 750	750
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.375%
Maturity	March 15, 2025
Debentures issued	$ 550	550
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Debentures issued	$ 500	500
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Debentures issued	$ 500	500
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Maturity	April 1, 2029
Debentures issued	$ 750	0
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450	450
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 300	300
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Debentures issued	$ 500	500
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Debentures issued	$ 500	500
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 500	500
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500	500
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 500	500
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Maturity	April 1, 2049
Debentures issued	$ 750	0
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Maturity	February 1, 2027
Debentures issued	$ 125	125
Other [Member]
Disclosure of detailed information about borrowings [Line Items]
Other borrowings	33	$ 10
Debentures issued 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	$ 1,500